Change in Presentation Currency (Details 1) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Thousands	3 Months Ended
	Nov. 30, 2021 USD ($) $ / shares	Nov. 30, 2020 USD ($) $ / shares	Nov. 30, 2020 CAD ($) $ / shares
IfrsStatementLineItems [Line Items]
General and administrative expense (Note 27)	$ 2,345	$ 1,173
Net loss and comprehensive loss	$ 2,158	$ 1,635
Earnings per share - basic and diluted | $ / shares	$ (0.01)	$ (0.01)
Previously stated [member]
IfrsStatementLineItems [Line Items]
General and administrative expense (Note 27)			$ (1,544)
Other income (expenses)			(480)
Net loss and comprehensive loss			$ (2,024)
Earnings per share - basic and diluted | $ / shares			$ (0.01)
Presentation Currency Change [Member]
IfrsStatementLineItems [Line Items]
General and administrative expense (Note 27)		$ 371
Other income (expenses)		18
Net loss and comprehensive loss		$ 389
Earnings per share - basic and diluted | $ / shares
Restateds [Member]
IfrsStatementLineItems [Line Items]
General and administrative expense (Note 27)		$ (1,173)
Other income (expenses)		(462)
Net loss and comprehensive loss		$ (1,635)
Earnings per share - basic and diluted | $ / shares		$ (0.01)